Accounting policies -Thresholds for each type of credit asset (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impairment of financial assets
Observed default frequency term	12 months
Impairment threshold period	90 days
Threshold percentage for classifying sum of all transactions of customer as impaired	20.00%
Backstop criteria threshold period	30 days
Macroeconomic variables forecast term	3 years
Maximum exposure to credit risk	$ 1,409,862	$ 1,342,992
Probation period	12 months
Minimum
Impairment of financial assets
Long term run average growth rate period	2 years
Maximum
Impairment of financial assets
Long term run average growth rate period	5 years
Commercial, financial and industrial loans
Impairment of financial assets
Impairment threshold period	90 days
Wholesale and small and medium size enterprises loans | Minimum
Impairment of financial assets
Total current risk exposure to be defined as "individually significant financial asset"	$ 8
Small and medium size enterprises loans
Impairment of financial assets
Loan write off threshold period	181 days
Commercial loans (SMEs) | ≤1.66 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.02%
Commercial loans (SMEs) | 1.66 - 3.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.06%
Commercial loans (SMEs) | 3.00 - 6.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.11%
Commercial loans (SMEs) | 6.00 - 8.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.1425%
Commercial loans (SMEs) | 8.00 - 10.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.175%
Commercial loans (SMEs) | 10.00 - 13.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.2075%
Commercial loans (SMEs) | 13.00 - 15.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.22%
Commercial loans (SMEs) | 15.00 - 18.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.23%
Commercial loans (SMEs) | 18.00 - 22.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.24%
Commercial loans (SMEs) | >22.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.25%
Revolving SMEs loans
Impairment of financial assets
Loan write off threshold period	151 days
Mortgage loans
Impairment of financial assets
Impairment threshold period	90 days
Loan write off threshold period	36 days
Mortgage loans | ≤3.81 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.19%
Mortgage loans | 3.81 - 5.43 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.255%
Mortgage loans | 5.43 - 6.53 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.32%
Mortgage loans | 6.53 - 7.64 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.385%
Mortgage loans | >7.64 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.45%
Installment loans to individuals - Revolving consumer credit cards loans
Impairment of financial assets
Impairment threshold period	90 days
Loan write off threshold period	151 days
Installment loans to individuals - Revolving consumer credit cards loans | 6.00 - 8.00 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.28%
Installment loans to individuals - Revolving consumer credit cards loans | ≤0.5 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.13%
Installment loans to individuals - Revolving consumer credit cards loans | 0.5 - 1.0 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.15%
Installment loans to individuals - Revolving consumer credit cards loans | 1.0 - 1.5 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.17%
Installment loans to individuals - Revolving consumer credit cards loans | 1.5 - 2.0 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.20%
Installment loans to individuals - Revolving consumer credit cards loans | 2.0 - 4.0 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.23%
Installment loans to individuals - Revolving consumer credit cards loans | 4.0 - 6.0 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.25%
Installment loans to individuals - Revolving consumer credit cards loans | 8.0 - 10.0 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.31%
Installment loans to individuals - Revolving consumer credit cards loans | >10.0 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.34%
Installment loans to individuals - Non-revolving consumer loans
Impairment of financial assets
Impairment threshold period	90 days
Loan write off threshold period	181 days
Non-revolving consumer loans (payroll loans) | ≤10.06 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.15%
Non-revolving consumer loans (payroll loans) | 10.06 - 14.10 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.18%
Non-revolving consumer loans (payroll loans) | 14.10 - 16.41 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.19%
Non-revolving consumer loans (payroll loans) | 16.41 - 17.94 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.20%
Non-revolving consumer loans (payroll loans) | 17.94 - 20.80 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.22%
Non-revolving consumer loans (payroll loans) | 20.80 - 22.15 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.25%
Non-revolving consumer loans (payroll loans) | 22.15 - 24.39 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.27%
Non-revolving consumer loans (payroll loans) | 24.39 - 30.14 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.28%
Non-revolving consumer loans (payroll loans) | 30.14 - 36.29 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.30%
Non-revolving consumer loans (payroll loans) | >36.29 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.32%
Non-revolving consumer loans (personal loans) | ≤16.18 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.25%
Non-revolving consumer loans (personal loans) | 16.18 - 23.84 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.27%
Non-revolving consumer loans (personal loans) | 23.84 - 25.92 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.28%
Non-revolving consumer loans (personal loans) | 25.92 - 27.74 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.296%
Non-revolving consumer loans (personal loans) | 27.74 - 31.84 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.312%
Non-revolving consumer loans (personal loans) | 31.84 - 34.61 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.328%
Non-revolving consumer loans (personal loans) | 34.61 - 40.67 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.344%
Non-revolving consumer loans (personal loans) | >40.67 (%)
Impairment of financial assets
Increase in Lifetime PD (as a percent)	0.36%